Average Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement Income Fund	Sep. 28, 2024
Fidelity Managed Retirement Income Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	8.17%
Since Inception	2.24%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.30%)
IXZNC
Average Annual Return:
Past 1 year	8.47%
Since Inception	2.42%

[1]	A From August 1, 2019 .